INTEREST-BEARING LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2022
Interest-bearing Loans And Borrowings
INTEREST-BEARING LOANS AND BORROWINGS

20.	INTEREST-BEARING LOANS AND BORROWINGS

			December 31,	June 30,
			2021	2022	2022
			CNY	CNY	US$
	Interest rate	Maturity	(Audited)	(Unaudited)	(Unaudited)
Non-current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2023 to 2038	74,000	72,500	10,822

Current interest-bearing loans
Bank loan-secured and guaranteed	5.05%	2022 to 2023	3,000	3,000	448

Total			77,000	75,500	11,270

The bank loan is owed to the Bank of Communications and denominated in CNY.

The loan is secured by collection rights, contract assets, intangible assets and trade receivables in connection with the Group's service concession arrangement and 80% equity interest of the Company's subsidiary, Shaoguan Angrui. The loan is also guaranteed by Shanghai Onway Environmental Development Co., Limited (“Shanghai Onway”), the Company’s subsidiary, and Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”), a related company of the Group.

The outstanding balance as of June 30, 2022 is due in annual instalments of CNY1,500 due as of December 31, 2022, CNY3,000 due in 2023; CNY4,000 due annually from 2024 to 2028; CNY5,000 due annually from 2029 to 2034; CNY6,000 due in 2035; and CNY5,000 due annually from 2036 to 2038.